Income Taxes - Schedule of Income Tax Expense Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense	$ 35,456
Deferred tax expense (benefits)	129,812	(43,930)
Total income taxes	$ 165,268	$ (43,930)